Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

(in millions of Canadian dollars)	NOTE	2018	2017
Accounts receivable - Trade		570	526
Receivables from related parties	29	34	35
Less: loss allowance		(15)	(7)
Trade receivables - net		589	554
Other		46	54
		635	608

Aging Trade Receivables
The aging of these trade receivables at each reporting date is as follows:

(in millions of Canadian dollars)	2018	2017
Past due 1-30 days	79	73
Past due 31-60 days	20	30
Past due 61-90 days	12	10
Past due 91 days and over	34	30
	145	143

Schedule of Allowance for Doubtful Accounts
Movements in the Corporation's loss allowance are as follows:

(in millions of Canadian dollars)	2018	2017
Balance at beginning of year	7	6
Provision for doubtful accounts, net of unused beginning balance	5	2
Receivables written off during the year as uncollectable	(1)	(1)
Other	4	—
Balance at end of year	15	7